Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 6,636,601	$ 6,945,912
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	258,351	348,785
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	98,435	132,425
Eliminations
Segment Reporting Information [Line Items]
Total assets	(13,176)	(16,400)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,661,759	4,647,242
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,593,712	1,743,013
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	19,148	60,002
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 18,372	$ 30,845